SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

The Company evaluated the subsequent events through the date of this report, and determined the following subsequent events that need to be disclosed:

On October 28, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Distributed Information Technologies Limited (“Distributed Information”), as the seller, with respect to certain Cyberspace Expo Experience Lounge System and related assets (the “Cyberspace Expo Experience Lounge System”). Irace Technology agreed to acquire from Distributed Information all of the rights, title, and interests in the Cyberspace Expo Experience Lounge System. In consideration, on October 31, 2024, the Company issued to the shareholders of Distributed Information an aggregate of 4,500,000 ordinary shares with a fair value of $9,720,000 at the share price of $2.16 per share.

On October 28, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Helix Holdings Limited (“Helix Holdings”), as the seller, with respect to certain Immersive Avatar Artistry Lab System and related assets (the “Immersive Avatar Artistry Lab System”). Irace Technology agreed to acquire from Helix Holdings all of the rights, title, and interests in the Immersive Avatar Artistry Lab System. In consideration, on November 12, 2024, the Company issued to the shareholders of Helix Holdings an aggregate of 4,296,875 ordinary shares with a fair value of $9,281,250 at the share price of $2.16 per share.

On October 29, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Honest Designs Limited (“Honest Designs”), as the seller, with respect to certain Immersive Augmented Video Experience System Engine and related assets (the “Immersive Augmented Video Experience System Engine”). Irace Technology agreed to acquire from Honest Designs all of the rights, title, and interests in the Immersive Augmented Video Experience System Engine. In consideration, on November 13, 2024, the Company issued to the shareholders of Honest Designs an aggregate of 4,375,000 ordinary shares with a fair value of $9,450,000 at the share price of $2.16 per share.

On November 18, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Tech Fellows Limited (“Tech Fellows”), as the seller, with respect to certain Web Graphics Library Augmented 3D Framework Module and related assets (the “Web Graphics Library Augmented 3D Framework Module”). Irace Technology agreed to acquire from Tech Fellows all of the rights, title, and interests in the Web Graphics Library Augmented 3D Framework Module. In consideration, on November 18, 2024, the Company issued to the shareholders of Tech Fellows an aggregate of 6,000,000 ordinary shares with a fair value of $7,740,000 at the share price of $1.29 per share.

On November 18, 2024, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Five Points Gang & Company Ltd (“Five Points Gang”), as the seller, with respect to certain Creative Augmented Billboards Module and related assets (the “Creative Augmented Billboards Module”). Irace Technology agreed to acquire from Five Points Gang all of the rights, title, and interests in the Creative Augmented Billboards Module. In consideration, on November 18, 2024, the Company issued to the shareholders of Five Points Gang an aggregate of 6,100,000 ordinary shares with a fair value of $7,869,000 at the share price of $1.29 per share.

On January 23, 2025, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Aurelius Group Limited (“Aurelius Group”), as the seller, with respect to certain Cutting-Edge 3D Rendering System Module and related assets (the “Cutting-Edge 3D Rendering System Module”). Irace Technology agreed to acquire from Aurelius Group all of the rights, title, and interests in the Cutting-Edge 3D Rendering System Module for consideration of an aggregate of 10,000,000 ordinary shares (per share price of US $1.60) of the Company with an aggregate value of $16,000,000. The consideration shares were issued to the shareholders of Aurelius Group on February 7, 2025.

On January 23, 2025, the Company, as the issuer, Irace Technology, as the purchaser, entered into a software purchase agreement with Consolidated Thoughts Limited (“Consolidated Thoughts”), as the seller, with respect to certain Smart Auto Character Relocation Engine and related assets (the “Smart Auto Character Relocation Engine”). Irace Technology agreed to acquire from Consolidated Thoughts all of the rights, title, and interests in the Smart Auto Character Relocation Engine for consideration of an aggregate of 10,000,000 ordinary shares (per share price of US $1.55) of the Company with an aggregate value of $15,500,000. The consideration shares were issued to the shareholders of Consolidated Thoughts on February 7, 2025.